First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 140.8%
	Aerospace & Defense – 1.1%
$3,712,543	Transdigm, Inc., Tranche G Refinancing TL, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	08/22/24	$3,520,196
	Apparel Retail – 0.1%
300,110	Burlington Coat Factory Warehouse Corp., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	11/17/24	290,605
	Application Software – 16.0%
1,513,751	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	1,503,533
7,522,568	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/01/24	7,417,778
990,549	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	978,792
3,972,266	Internet Brands, Inc. (WebMD/MH Sub I, LLC), Initial Term Loan, 3 Mo. LIBOR + 3.50%, 0.00% Floor	4.57%	09/13/24	3,865,253
6,103,970	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.91%	09/30/24	6,040,672
1,248,044	Micro Focus International (MA Financeco, LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	06/21/24	1,188,762
8,427,782	Micro Focus International (MA Financeco, LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	06/21/24	8,027,462
696,722	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.52%	04/26/24	689,755
6,194,229	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/26/24	6,147,773
16,197,469	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/05/24	15,969,732
660,772	Solera Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	03/03/23	648,680
379,906	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	02/28/27	373,732
				52,851,924
	Auto Parts & Equipment – 3.0%
3,032,851	American Axle & Manufacturing Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/06/24	2,946,202
5,816,720	Gates Global, LLC, Initial B-2 Dollar Term Loans, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/31/24	5,741,278
2,484,825	Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.57%	06/30/24	1,100,777
				9,788,257
	Broadcasting – 7.4%
1,116,320	Cumulus Media Holdings, Inc., Term Loan B, 6 Mo. LIBOR + 3.75%, 1.00% Floor	4.82%	03/31/26	1,055,269
1,596,642	Diamond Sports Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	08/23/26	1,347,167
1,082,941	E.W. Scripps Company, Term Loan B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	05/01/26	1,053,160
244,280	Entercom Media Corp. (CBS Radio), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	11/17/24	230,112
1,026,182	Gray Television, Inc., Term C Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	01/02/26	1,004,088
3,844,611	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	04/29/26	3,641,385

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Broadcasting (Continued)
$6,682,609	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	09/19/26	$6,549,892
1,985,095	Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	01/17/24	1,937,115
7,735,971	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	01/17/24	7,548,992
				24,367,180
	Building Products – 0.6%
1,988,158	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	01/31/27	1,934,895
	Cable & Satellite – 2.1%
2,242,620	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	07/17/25	2,161,325
4,772,727	Charter Communications Operating, LLC, Term Loan B1, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	04/30/25	4,691,782
				6,853,107
	Casinos & Gaming – 16.0%
6,981,400	Aristocrat Technologies, Inc., Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	2.02%	10/19/24	6,810,775
7,987,713	Boyd Gaming Corporation, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.36%	09/15/23	7,749,919
504,941	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.70%	06/30/25	488,848
252,470	Caesars Resort Collection, LLC, Term B-1 Loans, 3 Mo. LIBOR + 4.50%, 0.00% Floor	4.77%	06/30/25	244,424
10,706,589	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	12/22/24	10,044,172
14,112,573	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	13,359,103
2,300,747	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	2,052,565
1,951,973	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	1,741,413
735,357	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	08/14/24	686,118
9,593	Scientific Games International, Inc., Term Loan B5, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.06%	08/14/24	8,951
3,005,957	Scientific Games International, Inc., Term Loan B5, 6 Mo. LIBOR + 2.75%, 0.00% Floor	3.61%	08/14/24	2,804,678
5,134,242	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.81%	07/10/25	5,137,579
1,023,639	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.25% Floor	2.50%	01/31/27	968,189
656,964	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/10/26	622,887
				52,719,621
	Coal & Consumable Fuels – 1.1%
3,914,802	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/07/24	3,404,234
282,234	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	03/31/25	98,378
				3,502,612

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Communications Equipment – 0.3%
$855,535	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	04/06/26	$835,977
	Data Processing & Outsourced Services – 0.1%
475,239	Cardtronics USA, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	06/30/27	473,757
	Electric Utilities – 0.5%
1,823,278	PG&E Corp., Exit Term Loan, 3 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	06/30/25	1,792,519
	Environmental & Facilities Services – 1.6%
5,255,601	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/04/24	5,139,557
	Food Distributors – 1.6%
654,224	US Foods, Inc., Incremental B-2019 Term Loan, 6 Mo. LIBOR + 2.00%, 0.00% Floor	3.07%	08/31/26	624,902
4,974,187	US Foods, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	06/27/23	4,780,641
				5,405,543
	Health Care Facilities – 4.9%
10,803,073	Acadia Healthcare Company, Inc., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	02/16/23	10,679,270
1,079,290	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.44%	07/02/25	1,068,498
4,697,055	Select Medical Corporation, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.68%	03/06/25	4,560,041
				16,307,809
	Health Care Services – 13.9%
8,723,478	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 6 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/28/22	8,633,102
2,491,713	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	2,183,015
5,382,418	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	4.82%	02/15/26	5,331,985
9,326,392	CHG Healthcare Services, Inc., Term Loan, 6 Mo. LIBOR + 3.00%, 1.00% Floor	4.07%	06/07/23	9,174,839
3,332,796	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	2.90%	08/15/24	3,217,815
3,911,173	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.91%	10/10/25	2,822,694
2,601,418	Exam Works (Gold Merger Co., Inc.), Term B-1 Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.32%	07/27/23	2,594,914
4,228,235	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/31/24	3,985,872
2,569,035	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	2,133,378
5,780,105	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.66%	08/27/25	5,731,956
				45,809,570
	Health Care Technology – 3.8%
472,002	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	462,694

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Technology (Continued)
$11,511,339	Change Healthcare Holdings, LLC, Closing Date Term Loan, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	$11,284,336
1,701	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.66%	07/25/26	1,652
673,527	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.76%	07/25/26	654,163
				12,402,845
	Hotels, Resorts & Cruise Lines – 1.8%
6,158,378	Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.16%	11/30/23	5,975,536
	Household Appliances – 0.3%
1,149,026	Traeger Grills (TGP Holdings III, LLC), 2018 Refinancing Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	09/25/24	1,104,858
	Human Resource & Employment Services – 0.9%
2,970,591	Alight, Inc. (fka Tempo Acq.), Non Extended Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/01/24	2,903,753
	Hypermarkets & Super Centers – 1.9%
6,174,209	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.16%	02/03/24	6,114,196
	Independent Power Producers & Energy Traders – 0.6%
1,968,912	Calpine Corporation, Term Loan B5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.41%	01/15/24	1,925,163
	Insurance Brokers – 6.5%
2,083,427	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.43%	05/10/25	2,029,488
3,282,155	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	05/09/25	3,170,923
5,908,597	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	01/25/24	5,856,896
4,257	HUB International Limited, 2019 Incremental Term Loan B2, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	04/25/25	4,252
1,690,127	HUB International Limited, 2019 Incremental Term Loan B2, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	04/25/25	1,688,251
17,247	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	3.22%	04/25/25	16,782
6,743,660	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.26%	04/25/25	6,561,851
447,889	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	3.40%	07/23/27	445,931
1,744,995	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.31%	05/15/24	1,695,193
				21,469,567
	Integrated Telecommunication Services – 0.2%
723,534	Numericable (Altice France SA or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	07/31/25	691,749
	Interactive Home Entertainment – 0.9%
3,044,765	Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.07%	12/10/24	3,066,901

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Investment Banking & Brokerage – 0.2%
$833,760	Citadel Securities L.P., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/27/26	$826,464
	Leisure Facilities – 0.9%
3,498,695	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.06%	09/18/24	3,032,634
	Managed Health Care – 5.7%
15,580,031	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	15,404,755
3,387,865	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/02/24	3,308,454
				18,713,209
	Metal & Glass Containers – 1.5%
4,999,500	Berry Global, Inc., Term Loan Y, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.16%	07/01/26	4,842,666
	Movies & Entertainment – 2.2%
2,478,472	AMC Entertainment, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 0.00% Floor	4.08%	04/22/26	1,880,541
19,488	AMC Entertainment, Inc., Term Loan B, Prime Rate + 3.50%, 0.00% Floor	6.75%	04/22/26	14,786
6,757,850	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.25%, 0.00% Floor	3.32%	02/28/25	5,279,570
161,823	Live Nation Entertainment, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.94%	10/17/26	150,010
				7,324,907
	Other Diversified Financial Services – 5.5%
9,806,006	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	2.66%	04/04/24	9,580,468
8,670,525	Refinitiv US Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	10/01/25	8,589,975
				18,170,443
	Packaged Foods & Meats – 3.4%
3,005,216	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	2,948,387
27,967	Hostess Brands, LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	27,438
8,069,558	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	7,916,963
312,055	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	312,642
				11,205,430
	Paper Packaging – 3.5%
1,470,355	Graham Packaging Company, L.P., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/28/27	1,467,414
10,108,225	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	02/05/23	9,952,963
				11,420,377
	Pharmaceuticals – 15.6%
102,694	Akorn, Inc., DIP Term Loan, 1 Mo. LIBOR + 9.50%, 1.00% Floor (d)	10.50%	11/21/20	103,208

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Pharmaceuticals (Continued)
$2,764,519	Akorn, Inc., Loan, 1 Mo. LIBOR + 14.50%, 1.00% Floor (d)	15.50%	04/16/21	$2,452,129
5,826,840	Bausch Health Companies, Inc. (Valeant), First Incremental Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.93%	06/01/25	5,703,019
7,549,892	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.18%	06/01/25	7,420,940
10,380,730	Endo LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	04/29/24	9,989,273
2,455,333	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	10/15/25	2,426,188
1,365,243	IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	2.06%	06/11/25	1,333,679
3,014,743	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	09/24/24	2,621,891
567,070	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 6 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	02/24/25	492,404
3,425,795	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	09/27/24	3,306,749
15,493,866	Pharmaceutical Product Development, Inc. (PPDI/Jaguar), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	08/18/22	15,455,131
				51,304,611
	Research & Consulting Services – 0.1%
174,869	Nielsen Finance, LLC (VNU, Inc.), Term Loan B5, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	06/30/25	175,306
	Restaurants – 1.9%
3,848,349	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	11/14/26	3,699,226
2,799,750	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	2,692,659
				6,391,885
	Semiconductors – 0.9%
582,807	ON Semiconductor Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.16%	09/19/26	573,704
2,298,227	Western Digital Corporation, U.S. Term B-4 Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	04/29/23	2,278,117
				2,851,821
	Specialized Consumer Services – 6.3%
2,131,085	Asurion, LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	6.66%	08/04/25	2,134,281
9,130,787	Asurion, LLC, Term Loan B4, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	08/04/22	9,024,231
9,947,023	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.16%	11/03/23	9,764,694
				20,923,206
	Specialty Chemicals – 1.0%
3,253,580	H.B. Fuller Company, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.16%	10/20/24	3,168,532
	Systems Software – 4.4%
853,975	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	09/19/24	849,509
1,253,790	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	1,178,801

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software (Continued)
$10,019	Riverbed Technology, Inc., Term Loan B, 2 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/24/22	$8,847
3,787,293	Riverbed Technology, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	04/24/22	3,344,180
1,967,058	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	04/16/25	1,907,377
1,381,995	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	04/16/25	1,340,065
2,095,467	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.91%	04/16/25	2,033,798
1,270,744	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	03/15/26	1,234,744
2,592,297	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.41%	07/02/25	2,590,015
				14,487,336
	Technology Hardware, Storage & Peripherals – 0.5%
1,786,924	Dell International, LLC, Refinancing Term B-1 Loan, 1 Mo. LIBOR + 2.00%, 0.75% Floor	2.75%	09/16/25	1,773,522
	Total Senior Floating-Rate Loan Interests			463,860,046
	(Cost $477,241,730)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 0.4%
	Paper Packaging – 0.4%
1,119,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu. (e)	7.00%	07/15/24	1,149,068
	(Cost $1,136,061)

Shares	Description	Value
MONEY MARKET FUNDS (c) – 3.0%
10,000,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (f)	10,000,000
	(Cost $10,000,000)
	Total Investments – 144.2%	475,009,114
	(Cost $488,377,791) (g)
	Outstanding Loans – (40.1)%	(132,000,000)
	Net Other Assets and Liabilities – (4.1)%	(13,644,905)
	Net Assets – 100.0%	$329,364,209

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	This issuer has filed for protection in bankruptcy court.

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2020, securities noted as such amounted to $1,149,068 or 0.3% of net assets.
(f)	Rate shown reflects yield as of August 31, 2020.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,110,800 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,479,477. The net unrealized depreciation was $13,368,677.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2020 is as follows:
	Total Value at 8/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 463,860,046	$ —	$ 463,860,046	$ —
Corporate Bonds and Notes*	1,149,068	—	1,149,068	—
Money Market Funds	10,000,000	10,000,000	—	—
Total Investments	$ 475,009,114	$ 10,000,000	$ 465,009,114	$—

*	See Portfolio of Investments for industry breakout.